Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2013
Financial Highlights [Abstract]
Financial Highlights For Non-Managing Members

	Total Index Series			Agricultural Sector Series
	2013	2012	2011	2013	2012	2011

Total Return	(5.71)%	2.86%	(10.20)%	(12.87)%	3.13%	(19.64)%
Ratios to average members' equity
(net assets)
Total expenses (1)	0.95%	0.94%	0.92%	1.44%	1.30%	1.22%
Net investment gain (loss) (2)	(0.95)%	1.00%	(3.07)%	(1.42)%	1.38%	(4.13)%

(1) The ratio of operating expenses to average members’ equity (net asset) values does not include brokerage commissions.

(2)  Net investment loss does not include net realized and unrealized gains and losses and the related brokerage commissions of the Series.